Preliminary Purchase Price Allocation of the Cost to Acquire Labuan (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2011
Purchase Price Allocation [Line Items]
Intangible assets	$ 49
Preliminary fair value
Purchase Price Allocation [Line Items]
Cash and cash equivalents	12
Accounts and other receivables	5
Merchandise inventories	33
Property and equipment, net	13
Goodwill	62
Intangible assets	49
Deferred tax assets	2
Other assets	6
Total assets acquired	182
Current liabilities	62
Non-current liabilities	9
Total liabilities assumed	71
Noncontrolling interest	24
Business Acquisition Purchase Price Allocation Liabilities Assumed and Noncontrolling Interest, Total	95
Net assets acquired	$ 87